Related Party Transaction (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012
Related Party Transaction [Line Items]
Prepaid rent and deposit to a related party - non-current	$ 1,449
Amounts due to related parties - current	164
Metropolis Holding China Limited [Member]
Related Party Transaction [Line Items]
Prepaid rent and deposit to a related party - non-current	1,400
Amounts due to related parties - current	$ 200